Pension Plans and Postretirement Benefits - Schedule of Assumptions for Pensions Plan (Details) - U.S.	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019
WilTel Plan
Projected benefit obligation:
Discount rate	4.35%	3.00%
Net periodic pension benefit cost:
Discount rate	3.51%	4.35%
Discount rate	7.00%	7.00%
Jefferies Group Plan
Projected benefit obligation:
Discount rate	4.30%	2.90%
Net periodic pension benefit cost:
Discount rate	3.60%	4.30%
Discount rate	6.25%	6.25%